Ordinary Share (Details) $ / shares in Units, ¥ in Millions					1 Months Ended					12 Months Ended
	Jun. 26, 2025	Feb. 28, 2025 USD ($) $ / shares shares	Jul. 28, 2024	Jul. 28, 2023 USD ($)	Nov. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Jul. 31, 2025 $ / shares	Mar. 31, 2025 shares
Ordinary Share [Line Items]
Ordinary share ratio									0.75
Reverse share split	160-for-1										1-for-44	1-for-44
Maximum purchased number of shares (in Dollars) | $				$ 7,000,000
Business days term			5 days
Gross proceeds (in Dollars) | $												$ 3,300,000
Discounted on other losses (in Yuan Renminbi) | ¥											¥ 5.9
Pre-Funded Warrants [Member]
Ordinary Share [Line Items]
Warrants purchase shares					802,000
VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Percentage of purchase price			80.00%
Gross proceeds (in Dollars) | $												$ 3,300,000
Minimum [Member]
Ordinary Share [Line Items]
Increased par value (in Dollars per share) | $ / shares													$ 0.001
Maximum [Member]
Ordinary Share [Line Items]
Increased par value (in Dollars per share) | $ / shares													$ 0.16
IPO [Member]
Ordinary Share [Line Items]
Net proceeds (in Dollars) | $									$ 61,000,000
Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Preferred shares, conversion basis										1: 0.76
Public offering [Member]
Ordinary Share [Line Items]
Reverse share split	160-for-1
Private Placement [Member]
Ordinary Share [Line Items]
Reverse share split	160-for-1
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued										4,298,128				2,798,074
Ordinary shares, shares outstanding										4,298,128				2,798,074
Voting rights										one
Reverse share split	160-for-1
Converted price (in Dollars per share) | $ / shares										$ 0.001
Repurchased ordinary shares								521,924
Repurchased share value (in Dollars) | $								$ 4,800,000
Cancelled shares													0.9375
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Ordinary Share [Line Items]
Sold of shares					698,000					1,500,000
Price per share (in Dollars per share) | $ / shares					$ 2.8
Consideration amount (in Dollars) | $					$ 4,200,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member] | Investors [Member]
Ordinary Share [Line Items]
Sold of shares					1,500,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued											15,000,000	15,000,000		300,000,000
Sold of shares		300,000,000					15,000,000
Price per share (in Dollars per share) | $ / shares		$ 1.2					$ 0.233
Total consideration (in Dollars) | $		$ 2,400,000					$ 3,500,000
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued										81,486				81,486
Ordinary shares, shares outstanding										81,486				81,486
Voting rights										twenty
Converted price (in Dollars per share) | $ / shares										$ 0.001
Number of shares designed										12,204,604
Class C Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued										500,000
Ordinary shares, shares outstanding										500,000
Voting rights										one
Class C Ordinary Shares [Member] | Subscription Agreement [Member]
Ordinary Share [Line Items]
Sold of shares						500,000
Price per share (in Dollars per share) | $ / shares						$ 0.16
Consideration amount (in Dollars) | $						$ 80,000.00
ADS [Member]
Ordinary Share [Line Items]
Maximum of amarican depository shares (in Dollars) | $				7,000,000
Amount of maximum amarican depository shares (in Dollars) | $				$ 35,000
ADS [Member] | VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Sold of shares											4,500,000	4,500,000
ADS [Member] | IPO [Member]
Ordinary Share [Line Items]
Sold of shares									7,000,000
ADS offering shares									5,250,000
Price per share (in Dollars per share) | $ / shares									$ 10
ADS [Member] | Over-Allotment Option [Member]
Ordinary Share [Line Items]
Sold of shares									1,050,000
IPO [Member]
Ordinary Share [Line Items]
Reverse share split	160-for-1
IPO [Member] | Series C Preferred Stock [Member]
Ordinary Share [Line Items]
Converted into ordinary shares										833,125
Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Converted into ordinary shares										7,844,137
Series A Preferred Stock [Member] | IPO [Member]
Ordinary Share [Line Items]
Convertible preferred shares										10,340,000
Series B Preferred Shares [Member]
Ordinary Share [Line Items]
Convertible preferred shares										9,067,384
Converted into ordinary shares										8,557,980
Preferred shares, conversion basis										1:0.94
Series C+ Preferred Shares [Member]
Ordinary Share [Line Items]
Convertible preferred shares										6,734,459
Converted into ordinary shares										6,883,520
Preferred shares, conversion basis										1:1.02